Other operating (income) / expenses, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Other Income and Expenses [Abstract]
Provision made for damages to be recognized as claims when recovery can be assured	$ 172,499	$ 315,498
Voluntary special contribution	235,952	$ 195,499
Insurance recoveries	$ 1,780,057